Fair Value Measurement (Carrying Amount of Financial Assets and Liabilities Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	¥ (211)	¥ (13,495)
Fair Value Measurement on Nonrecurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	122
Fair Value Measurement on Nonrecurring Basis | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	122
Property Plant and Equipment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)		(1,596)
Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)		¥ (11,899)
Assets Held-for-sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	(211)
Assets Held-for-sale | Fair Value Measurement on Nonrecurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	122
Assets Held-for-sale | Fair Value Measurement on Nonrecurring Basis | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets measured at fair value	¥ 122